Schedule of Investments (unaudited)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.7%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/21	$265	$265,818
5.00%, 09/01/21	430	431,661
Series A, 5.00%, 09/01/21	100	100,386
City of Huntsville AL GO
Series A, 5.00%, 08/01/21	90	90,000
Series A, 5.00%, 03/01/22 (PR 09/01/21)	115	115,434
State of Alabama GO
Series A, 5.00%, 08/01/21	885	885,000
Series A, 5.00%, 11/01/21	100	101,212
		1,989,511
Alaska — 0.1%
City of Anchorage AK Electric Revenue RB, Series A, 4.00%, 12/01/21	35	35,448
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/21 (NPFGC)	50	50,193
State of Alaska GO, Series A, 4.00%, 08/01/21	125	125,000
		210,641
Arizona — 0.6%
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/21	250	250,962
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/21	715	720,663
Series A, 5.00%, 10/01/21 (ETM)	50	50,391
Salt River Project Agricultural Improvement & Power District RB, Series A, 5.00%, 12/01/21	340	345,534
State of Arizona COP
5.00%, 09/01/21	100	100,381
5.00%, 10/01/21	180	181,420
University of Arizona (The) RB, 4.00%, 08/01/21	115	115,000
		1,764,351
Arkansas — 0.2%
State of Arkansas GO, 5.00%, 10/01/21	365	367,891
University of Arkansas RB
Series A, 5.00%, 09/15/21	75	75,429
Series B, 5.00%, 11/01/21	30	30,362
		473,682
California — 15.8%
91 Express Lanes Toll Road RB, 5.00%, 08/15/21	200	200,324
Acalanes Union High School District GO, Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	350	58,291
Alameda Corridor Transportation Authority RB, Series A, 4.00%, 10/01/21	100	100,580
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/21 (AGM)(a)	25	25,000
Beverly Hills Unified School District CA, 5.00%, 08/01/21	400	400,000
California Health Facilities Financing Authority RB, 5.00%, 08/15/21	25	25,041
California Infrastructure & Economic Development Bank RB 5.00%, 10/01/21	1,450	1,461,581
Series A-1, 5.00%, 10/01/21	35	35,280
California Municipal Finance Authority RB
5.00%, 10/01/21	200	201,587
Series A, 4.00%, 10/01/21	435	437,781
California State Public Works Board RB
5.00%, 11/01/21	100	101,206
Series A, 5.00%, 09/01/21	165	165,634
Security	Par (000)	Value

California (continued)
Series B, 5.00%, 10/01/21	$100	$100,795
Series C, 5.00%, 10/01/21	180	181,431
Series C, 5.00%, 11/01/21	500	506,032
Series D, 5.00%, 12/01/21	150	152,388
Series E, 5.00%, 09/01/21	195	195,749
Series F, 5.00%, 10/01/21 (ETM)	50	50,399
Series G, 5.00%, 11/01/21	140	141,689
Series G, 5.25%, 12/01/26 (PR 12/01/21)	250	254,268
Series I, 4.00%, 11/01/21	160	161,539
Series I, 5.00%, 11/01/21	540	546,515
California State University RB
Series A, 4.00%, 11/01/21	105	106,018
Series A, 5.00%, 11/01/21	490	495,947
California Statewide Communities Development Authority RB, Series A, 5.00%, 08/15/21	60	60,098
Chabot-Las Positas Community College District, 4.00%, 08/01/21	125	125,000
City of Los Angeles CA GO, Series B, 5.00%, 09/01/21	215	215,831
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/21	775	784,389
City of Santa Rosa CA Wastewater Revenue RB, Series B, 0.00%, 09/01/21 (AMBAC)(a)	100	99,989
County of Los Angeles CA COP, 5.00%, 09/01/21	45	45,166
County of Santa Clara CA GO, Series B, 5.00%, 08/01/21	395	395,000
East Bay Municipal Utility District Water System Revenue, Series A4, VRDN,0.00%, 06/01/38 (Put 07/30/21)(a)(b)(c)	1,245	1,245,000
El Camino Community College District GO, Series C, 0.00%, 08/01/21(a)	35	35,000
Escondido Union High School District GO, 0.00%, 08/01/21 (AGC)(a)	75	75,000
Folsom Cordova Unified School District School Facilities Improvement Dist No. 2 GO, Series A, 0.00%, 10/01/21 (NPFGC)(a)	60	59,986
Fremont Union High School District GO
0.00%, 08/01/33 (PR 08/01/21)(a)	1,020	444,128
0.00%, 08/01/34 (PR 08/01/21)(a)	1,770	711,033
5.00%, 08/01/21	285	285,000
Garden Grove Unified School District GO, Series A, 0.00%, 08/01/21(a)	35	35,000
Grossmont Union High School District GO, 0.00%, 08/01/21 (AGM)(a)	280	280,000
Imperial Irrigation District Electric System Revenue RB, Series D, 5.00%, 11/01/21	500	506,057
Los Altos Elementary School District GO, 4.00%, 08/01/21	100	100,000
Los Angeles Community College District/CA GO
Series B-1, 5.00%, 08/01/21	100	100,000
Series C, 5.00%, 08/01/21	70	70,000
Series G, 4.00%, 08/01/21	100	100,000
Series I, 4.00%, 08/01/21	140	140,000
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/21	80	80,000
Series A, 5.00%, 12/01/21	100	101,621
Los Angeles Department of Water & Power RB, Series A-1, VRDN,0.02%, 07/01/50 (Put 08/02/21)(b)(c)	3,700	3,700,000
Moreno Valley Unified School District/CA GO, 0.00%, 08/01/21 (NPFGC)(a)	50	50,000
Municipal Improvement Corp. of Los Angeles RB
Series A, 5.00%, 11/01/21	220	222,665
Series B, 5.00%, 11/01/21	275	278,331

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/21 (NPFGC)(a)	$75	$75,000
Palo Alto Unified School District GO, 0.00%, 08/01/21(a)	20	20,000
Rancho Cucamonga Redevelopment Agency Successor Agency TA, 5.00%, 09/01/21 (AGM)	90	90,343
Rocklin Unified School District GO, 0.00%, 08/01/21 (NPFGC)(a)	75	75,000
Sacramento Municipal Utility District RB
Series E, 5.00%, 08/15/21	100	100,165
Series F, 5.00%, 08/15/21	105	105,173
Sacramento Suburban Water District RB, Series A, 4.50%, 11/01/21	220	222,402
Sacramento Transportation Authority RB, VRDN,0.02%, 10/01/38 (Put 07/30/21)(b)(c)	6,000	6,000,000
San Diego Community College District GO
0.00%, 08/01/21(a)	400	400,000
5.00%, 08/01/21	100	100,000
San Diego County Regional Transportation Commission RB, Series C, VRDN,0.00%, 04/01/38 (Put 07/30/21)(a)(b)(c)	10,000	10,000,000
San Diego Regional Building Authority RB, Series A, 5.00%, 10/15/21	45	45,446
San Francisco Bay Area Rapid Transit District, 4.00%, 08/01/21	120	120,000
San Joaquin Delta Community College District GO, 5.00%, 08/01/21	140	140,000
San Mateo County Community College District GO, Series B, 0.00%, 09/01/21 (NPFGC)(a)	250	249,986
San Mateo Union High School District GO, Series A, 5.00%, 09/01/21	100	100,386
San Ramon Valley Unified School District/CA GO, 5.00%, 08/01/21	300	300,000
Santa Ana Unified School District GO, Series A, 0.00%, 08/01/21(a)	100	100,000
Santa Monica Community College District GO, Series A, 0.00%, 08/01/21 (NPFGC)(a)	25	25,000
South Orange County Public Financing Authority ST, Series A, 5.00%, 08/15/21	50	50,082
State of California Department of Water Resources RB
Series AK, 5.00%, 12/01/21	465	472,553
Series AL, 5.00%, 12/01/21	100	101,624
Series AM, 5.00%, 12/01/21	215	218,492
State of California GO
4.00%, 09/01/21	140	140,431
4.00%, 10/01/21	65	65,414
5.00%, 08/01/21	775	775,000
5.00%, 09/01/21	3,460	3,473,340
5.00%, 10/01/21	915	922,308
5.00%, 11/01/21	1,605	1,624,444
5.00%, 12/01/21	1,880	1,910,536
Series A, 5.00%, 10/01/21	105	105,839
Series B, 5.00%, 08/01/21	150	150,000
Series B, 5.00%, 09/01/21	1,190	1,194,588
Ventura County Community College District GO, Series 2002-C, 0.00%, 08/01/21(a)	120	120,000
		46,042,921
Colorado — 0.7%
City & County of Denver CO Airport System Revenue RB, Series B, 5.00%, 11/15/21	125	126,751
City & County of Denver CO COP, Series 2010-B, 4.00%, 12/01/21	20	20,258
Security	Par (000)	Value

Colorado (continued)
City of Colorado Springs CO Utilities System Revenue RB,
Series A, 5.00%, 11/15/21	$50	$50,698
Denver City & County School District No. 1 GO
Series A, 5.00%, 12/01/21 (SAW)	100	101,628
Series A, 5.25%, 12/01/21 (NPFGC)	415	422,095
Series B, 4.00%, 12/01/21 (SAW)	125	126,625
Series C, 5.00%, 12/01/21 (SAW)	190	193,092
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/21 (NPFGC)(a)	35	34,990
University of Colorado RB, VRDN,0.02%, 06/01/50 (Put 07/30/21)(b)(c)	1,000	1,000,000
		2,076,137
Connecticut — 1.8%
City of Stamford CT GO, 5.00%, 08/01/21	75	75,000
Connecticut State Health & Educational Facilities Authority RB
Series O, 4.00%, 11/01/21	35	35,325
Series V-1, VRDN,0.00%, 07/01/36 (Put 07/30/21)(a)(b)(c)	2,400	2,400,000
State of Connecticut GO
Series A, 5.00%, 10/15/21	305	308,024
Series D, 5.00%, 11/01/21	250	253,029
Series E, 4.00%, 09/15/21	40	40,185
Series E, 5.00%, 10/15/21	250	252,478
Series G, 5.00%, 11/01/21	500	506,057
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/21	440	440,000
Series A, 5.00%, 09/01/21	80	80,308
Series A, 5.00%, 10/01/21	295	297,356
Series B, 5.00%, 08/01/21	55	55,000
Series B, 5.00%, 12/01/21	250	254,061
University of Connecticut RB, Series A, 5.00%, 08/15/21	240	240,394
		5,237,217
Delaware — 0.2%
City of Wilmington DE GO
2.00%, 12/01/21	125	125,806
Series A, 4.00%, 10/01/21	15	15,096
State of Delaware GO, Series 2009-C, 5.00%, 10/01/21	225	226,801
University of Delaware RB, Series A, 5.00%, 11/01/21	160	161,939
		529,642
District of Columbia — 0.9%
District of Columbia RB
Series A, 4.00%, 12/01/21	100	101,297
Series A, 5.00%, 12/01/21	320	325,198
Series C, 4.00%, 12/01/21	200	202,593
Series C, 5.00%, 12/01/21	355	360,766
Series F, 5.00%, 12/01/21	200	203,249
District of Columbia Water & Sewer Authority RB
Series A, 4.00%, 10/01/21	455	457,908
Series A, 5.00%, 10/01/21	65	65,520
Series C, 5.00%, 10/01/21	460	463,681
Metropolitan Washington Airports Authority Aviation Revenue RB
Series C, 5.00%, 10/01/21	75	75,594
Series F-1, 5.00%, 10/01/21	475	478,762
		2,734,568
Florida — 3.2%
Broward County FL Water & Sewer Utility Revenue RB,
Series B, 5.00%, 10/01/21	160	161,278

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
City of Cape Coral FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/42 (PR 10/01/21) (AGM)	$2,500	$2,519,974
City of Gainesville FL Utilities System Revenue RB, Series A, 5.00%, 10/01/21	50	50,395
City of Jacksonville FL RB
5.00%, 10/01/21	400	403,194
Series B, 5.00%, 10/01/21	435	438,474
Series C, 5.00%, 10/01/21	180	181,438
City of Miami Beach FL RB, 5.00%, 09/01/21	35	35,110
City of Orlando FL RB, Series A, 5.00%, 11/01/21, (ETM)	90	91,091
City of Tallahassee FL Utility System Revenue RB, 5.00%, 10/01/21	200	201,591
City of Tallahassee RB, 5.00%, 10/01/21	140	141,113
City of Tampa FL Water & Wastewater System Revenue RB, 5.00%, 10/01/21	100	100,799
County of Broward FL Airport System Revenue RB, Series Q-1, 5.00%, 10/01/21	100	100,795
County of Hillsborough FL Community Investment Tax Revenue RB, Series A, 5.00%, 11/01/21	40	40,477
County of Lee FL Transportation Facilities Revenue RB, 5.00%, 10/01/21 (AGM)	40	40,311
County of Manatee FL Public Utilities Revenue RB, 5.00%, 10/01/21	115	115,918
County of Miami-Dade FL Aviation Revenue RB, Series B, 4.00%, 10/01/21	55	55,345
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/21	625	629,971
Series A, 5.00%, 10/01/21 (AGM)	140	141,113
County of Orange FL RB, 5.00%, 10/01/21	55	55,437
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/21	90	90,719
Florida Department of Management Services COP, Series A, 5.00%, 08/01/21	295	295,000
Florida Municipal Power Agency RB
5.00%, 10/01/21	40	40,309
Series A, 5.00%, 10/01/21	410	413,162
Greater Orlando Aviation Authority RB, Series C, 5.00%, 10/01/21	265	267,116
Hillsborough County School Board RB, 5.00%, 10/01/21 (AGM)	60	60,461
Jacksonville Transportation Authority RB, 5.00%, 08/01/21	125	125,000
JEA Electric System Revenue RB
Series A, 5.00%, 10/01/21	100	100,787
Series B, 5.00%, 10/01/21	50	50,394
JEA Water & Sewer System Revenue RB, Series A, 5.00%, 10/01/21	225	226,779
Lee County School Board (The) COP
5.00%, 08/01/21	200	200,000
Series B, 3.00%, 08/01/21	50	50,000
Series B, 5.00%, 08/01/21	50	50,000
Orange County Convention Center/Orlando RB, 5.00%, 10/01/21	270	272,107
Orange County School Board COP, Series A, 5.00%, 08/01/21	160	160,000
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/21	265	267,121
Series C, 4.00%, 10/01/21	75	75,479
Series C, 5.25%, 10/01/21	145	146,219
Security	Par (000)	Value

Florida (continued)
Palm Beach County School District COP
Series B, 5.00%, 08/01/21	$150	$150,000
Series D, 5.00%, 08/01/21	290	290,000
Palm Beach County Solid Waste Authority RB, 5.00%, 10/01/21	75	75,578
Pasco County School Board COP, 5.00%, 08/01/21	75	75,000
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 11/01/21	205	207,489
Tampa Bay Water RB, 5.00%, 10/01/21	65	65,520
Volusia County School Board COP, Series A, 5.00%, 08/01/21	35	35,000
		9,293,064
Georgia — 1.0%
City of Atlanta GA Water & Wastewater Revenue RB 5.00%, 11/01/21	160	161,938
Series B, 5.00%, 11/01/21	250	253,029
County of DeKalb GA Water & Sewerage Revenue RB, Series B, 5.25%, 10/01/21	1,000	1,008,405
Gwinnett County School District GO, 5.00%, 08/01/21 (SAW)	200	200,000
Municipal Electric Authority of Georgia RB, Series A, 5.00%, 11/01/21	50	50,586
State of Georgia GO
Series A, 5.00%, 08/01/21	200	200,000
Series C, 4.00%, 09/01/21	225	225,693
Series C, 5.00%, 10/01/21	450	453,586
Series E, 5.00%, 12/01/21	145	147,350
Series E-2, 5.00%, 09/01/21	15	15,058
Series I, 5.00%, 11/01/21	130	131,572
Washington Wilkes Payroll Development Authority RB, 0.00%, 12/01/21, (ETM)(a)	220	219,791
		3,067,008
Hawaii — 1.7%
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/21	215	216,699
Series B, 4.00%, 10/01/21	740	744,657
Series B, 5.00%, 10/01/21	60	60,474
Series C, 4.00%, 11/01/21	100	100,955
Series C, 5.00%, 10/01/21	415	418,280
Series D, 5.00%, 08/01/21	125	125,000
County of Hawaii HI GO, Series A, 5.00%, 09/01/21	255	255,983
State of Hawaii GO
Series DZ, 5.00%, 12/01/29 (PR 12/01/21)	540	548,777
Series DZ, 5.00%, 12/01/30 (PR 12/01/21)	395	401,421
Series DZ-2016, 5.00%, 12/01/26 (PR 12/01/21)	150	152,438
Series DZ-2017, 5.00%, 12/01/21	70	71,139
Series DZ-2017, 5.00%, 12/01/21 (ETM)	25	25,402
Series EA, 4.00%, 12/01/21	30	30,390
Series EA, 5.00%, 12/01/21	145	147,360
Series EE, 5.00%, 11/01/21	80	80,971
Series EF, 5.00%, 11/01/21	485	490,888
Series EH-2017, 5.00%, 08/01/21	195	195,000
Series EY, 5.00%, 10/01/21	250	252,001
Series EZ, 5.00%, 10/01/21	70	70,560
Series FE, 5.00%, 10/01/21	355	357,841
Series FH, 5.00%, 10/01/21	150	151,201
Series FN, 5.00%, 10/01/21	10	10,080
		4,907,517

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois — 4.9%
Illinois Finance Authority RB
VRDN,0.02%, 07/01/38 (Put 07/30/21)(b)(c)	$10,000	$10,000,000
Series A, 5.00%, 10/01/21	200	201,584
Series D, VRDN,0.00%, 12/01/46 (Put 07/30/21)(a)(b)(c)	800	800,000
Illinois State Toll Highway Authority RB, Series A, 5.00%, 12/01/21	250	254,052
State of Illinois GO
4.00%, 09/01/21	75	75,227
5.00%, 08/01/21	390	390,000
Series A, 5.00%, 12/01/21	300	304,783
Series B, 5.00%, 10/01/21	200	201,575
Series D, 5.00%, 11/01/21	2,220	2,246,449
		14,473,670
Indiana — 0.7%
Indiana Finance Authority RB
Series A, 4.00%, 10/01/21	100	100,635
Series A, 5.00%, 10/01/21	300	302,372
Series A, 5.00%, 12/01/21	315	320,074
Series C, 5.00%, 12/01/21	135	137,188
Indiana University RB
Series U, 5.00%, 08/01/21	120	120,000
Series W-2, 5.00%, 08/01/21	320	320,000
Purdue University RB, Series A, VRDN,0.00%, 07/01/33 (Put 07/30/21)(a)(b)(c)	825	825,000
		2,125,269
Iowa — 0.2%
Iowa Finance Authority RB, 5.00%, 08/01/21	425	425,000
State of Iowa Board of Regents RB, 4.00%, 09/01/21	135	135,413
		560,413
Kansas — 0.7%
Kansas Turnpike Authority RB, 3.00%, 09/01/21	415	415,945
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 5.00%, 10/01/21	100	100,795
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/21	835	838,206
Series B, 5.00%, 09/01/21	625	627,400
		1,982,346
Louisiana — 0.2%
Louisiana Office Facilities Corp. RB, 5.00%, 11/01/21	25	25,292
State of Louisiana GO
Series A, 4.00%, 09/01/21	225	225,687
Series A, 5.00%, 08/01/21	190	190,000
State of Louisiana RB, Series A, 5.00%, 09/01/21	310	311,195
		752,174
Maine — 0.2%
Maine Municipal Bond Bank RB
Series B, 5.00%, 11/01/21	215	217,605
Series C, 5.00%, 11/01/21	405	409,906
		627,511
Maryland — 5.8%
City of Baltimore MD GO, Series B, 5.00%, 10/15/21	310	313,048
County of Baltimore MD COP, 5.00%, 10/01/21	125	125,998
County of Baltimore MD GO
5.00%, 08/01/21	300	300,000
Series B, 4.50%, 09/01/21	60	60,208
County of Carroll MD GO, 5.00%, 11/01/21	100	101,214
County of Harford MD GO, 5.00%, 09/15/21	240	241,382
County of Montgomery MD GO, Series A, 5.00%, 11/01/21	1,620	1,639,625
Security	Par (000)	Value

Maryland (continued)
County of Prince George’s MD GO, Series A, 5.00%, 09/15/21	$500	$502,898
County of Prince George’s MD GOL, Series A, 5.00%, 09/01/21	290	291,120
Maryland Health & Higher Educational Facilities Authority RB, 0.00%, 07/01/36 (Put 07/30/21)(a)(b)(c)	10,000	10,000,000
State of Maryland Department of Transportation RB
5.00%, 09/01/21	730	732,820
5.00%, 10/01/21	50	50,400
5.00%, 11/01/21	190	192,307
5.00%, 12/01/21	105	106,709
State of Maryland GO
First Series C, 4.00%, 08/15/21	250	250,331
First Series C, 5.00%, 08/01/21	655	655,000
Series B, 5.00%, 08/01/21	145	145,000
Series C, 5.00%, 08/01/21	1,130	1,130,000
		16,838,060
Massachusetts — 11.0%
Commonwealth of Massachusetts GOL
VRDN,0.02%, 12/01/30 (Put 07/30/21)(b)(c)	4,275	4,275,000
Series A, 5.25%, 08/01/21	695	695,000
Series B, 5.00%, 08/01/21	445	445,000
Series B, 5.25%, 08/01/21	400	400,000
Series B, 5.25%, 08/01/21 (AGM)	200	200,000
Series B, 5.25%, 09/01/21 (AGM)	290	291,172
Series C, 5.00%, 10/01/21	260	262,072
Series D, 5.00%, 10/01/24 (PR 10/01/21)	350	352,796
Series D, 5.00%, 10/01/26 (PR 10/01/21)	1,435	1,446,465
Series E, 4.00%, 09/01/21	125	125,384
Massachusetts Bay Transportation Authority RB,
VRDN,0.00%, 03/01/30 (Put 09/01/21)(a)(b)(c)	1,300	1,300,000
Massachusetts Clean Water Trust (The) RB
5.25%, 08/01/21	35	35,000
Series 2014, 5.00%, 08/01/21	600	600,000
Massachusetts Development Finance Agency RB, VRDN,0.02%, 10/01/42 (Put 07/30/21)(b)(c)	5,000	5,000,000
Massachusetts Health & Educational Facilities Authority RB VRDN,0.00%, 07/01/35 (Put 07/30/21)(a)(b)(c)	5,000	5,000,000
Series J-1, VRDN,0.00%, 07/01/31 (Put 07/30/21)(a)(b)(c)	1,100	1,100,000
Series J-2, VRDN,0.00%, 07/01/31 (Put 07/30/21)(a)(b)(c)	2,200	2,200,000
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/21	685	686,132
Series A, 5.00%, 08/15/21 (ETM)	65	65,106
Series B, 4.00%, 10/15/21	75	75,593
Series B, 5.00%, 10/15/21	315	318,123
Series B, 5.00%, 10/15/41 (PR 10/15/21)	5,000	5,049,590
Series C, 5.00%, 08/15/21 (ETM)	105	105,173
Massachusetts Water Resources Authority RB
VRDN,0.03%, 11/01/26 (Put 07/30/21)(b)(c)	1,000	1,000,000
Series B, 5.00%, 08/01/36 (PR 08/01/21)	405	405,000
Series F, 5.00%, 08/01/21	160	160,000
Series J, 5.50%, 08/01/21 (AGM)	455	455,000
University of Massachusetts Building Authority RB 5.00%, 11/01/21	120	121,457
Series 1, 4.00%, 11/01/21	50	50,485
Series 2, 5.00%, 11/01/21	35	35,425
		32,254,973

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan — 2.4%
Michigan Finance Authority RB
5.00%, 08/01/21	$70	$70,000
5.00%, 10/01/21	1,435	1,446,437
Michigan State Building Authority RB
5.00%, 10/15/21	100	100,987
Series I, 5.00%, 10/15/21	470	474,640
Series I-A, 5.00%, 10/15/21	160	161,579
Michigan State Hospital Finance Authority RB, Series 200, 4.00%, 11/01/21	250	252,393
Michigan Strategic Fund RB
5.00%, 10/15/21	55	55,482
Series CC, VRDN,1.45%, 09/01/30 (Put 09/01/21)(b)(c)	100	100,099
State of Michigan GO
Series A, 5.00%, 12/01/21	270	274,331
Series B, 5.00%, 11/01/21	235	237,812
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/21	880	892,381
5.25%, 11/01/21 (AGM)	125	126,594
5.50%, 11/01/21 (AGM)	490	496,547
Series D, 5.00%, 11/15/21	350	354,925
University of Michigan RB, Series D-2, VRDN,0.00%, 12/01/29 (Put 08/02/21)(a)(b)(c)	1,995	1,995,000
		7,039,207
Minnesota — 2.9%
County of Hennepin MN GO, Series C, 5.00%, 12/01/21	250	254,069
Metropolitan Council GO
Series B, 5.00%, 09/01/21	75	75,289
Series C, 5.00%, 12/01/21	3,605	3,663,555
Series E, 5.00%, 09/01/21	800	803,084
Minnesota Municipal Power Agency RB, Series A, 4.00%, 10/01/21	10	10,062
State of Minnesota GO
Series A, 5.00%, 08/01/21	325	325,000
Series A, 5.00%, 10/01/21	850	856,788
Series B, 5.00%, 08/01/21	150	150,000
Series B, 5.00%, 10/01/21	290	292,317
Series D, 5.00%, 08/01/21	225	225,000
Series D, 5.00%, 10/01/21	245	246,957
Series E, 5.00%, 10/01/21	350	352,795
Series F, 5.00%, 10/01/21	395	398,155
University of Minnesota RB
Series B, 5.00%, 12/01/21	300	304,873
Series D, 5.00%, 12/01/36 (PR 12/01/21)	500	508,127
		8,466,071
Mississippi — 0.9%
State of Mississippi GO
Series A, 5.00%, 10/01/29 (PR 10/01/21)	500	503,995
Series A, 5.00%, 10/01/36 (PR 10/01/21)	945	952,550
Series A, 5.25%, 11/01/21	340	344,327
Series C, 5.00%, 10/01/21	155	156,238
Series F, 5.00%, 11/01/21	340	344,119
Series F, 5.25%, 10/01/21	50	50,419
Series H, 4.00%, 12/01/21	165	167,139
		2,518,787
Missouri — 0.1%
Curators of the University of Missouri/The, Series A, 5.00%, 11/01/21	160	161,940
Missouri Highway & Transportation Commission RB,
Series B, 5.00%, 11/01/21	100	101,211

Security	Par (000)	Value

Missouri (continued)
Missouri State Board of Public Buildings RB, Series A, 5.00%, 10/01/21	$150	$151,193
		414,344
Montana — 0.0%
State of Montana GO, 5.00%, 08/01/21	20	20,000

Nebraska — 0.3%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/21	275	276,050
City of Omaha NE GO, Series B, 5.00%, 11/15/21	280	283,931
City of Omaha NE Sewer Revenue RB, 5.00%, 11/15/21	45	45,632
Metropolitan Utilities District of Omaha Water System Revenue RB, 5.00%, 12/01/21	200	203,215
		808,828
Nevada — 0.4%
County of Clark NV GOL
5.00%, 11/01/21	385	389,655
5.00%, 12/01/21	160	162,593
Las Vegas Valley Water District GOL, Series B, 5.00%, 12/01/21	100	101,624
State of Nevada GOL
Series A, 5.00%, 08/01/21	100	100,000
Series B, 5.00%, 11/01/21	245	247,968
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/21	225	228,655
		1,230,495
New Hampshire — 0.1%
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/21 (ST INTERCEPT)	70	70,115
Series D, 5.00%, 08/15/21 (ST INTERCEPT)	70	70,115
State of New Hampshire GO, Series B, 5.00%, 11/01/21	75	75,909
		216,139
New Jersey — 0.4%
County of Bergen NJ GO, 5.00%, 10/15/21	200	201,987
Monmouth County Improvement Authority (The) RB, 5.00%, 12/01/21 (GTD)	310	314,993
New Jersey Economic Development Authority RB, Series B, 5.00%, 11/01/21 (SAP)	440	445,165
New Jersey Educational Facilities Authority RB, Series 2014-A, 5.00%, 09/01/21	35	35,131
State of New Jersey GO, 5.25%, 08/01/21	160	160,000
		1,157,276
New Mexico — 0.0%
Albuquerque Municipal School District No. 12 GO, 5.00%, 08/01/21	100	100,000

New York — 14.1%
City of New York NY GO
5.00%, 08/01/21	150	150,000
5.00%, 08/01/21 (ETM)	95	95,000
VRDN,0.02%, 10/01/46 (Put 07/30/21)(b)(c)	5,000	5,000,000
Series 1, 5.00%, 08/01/21	50	50,000
Series A, 5.00%, 08/01/21	90	90,000
Series A1, 5.00%, 08/01/21	5	5,000
Series A-1, 4.00%, 08/01/21	200	200,000
Series A-1, 4.00%, 10/01/21	645	649,102
Series A-1, 5.00%, 08/01/21	285	285,000
Series A-4, 5.00%, 08/01/21	245	245,000
Series B, 5.00%, 08/01/21	285	285,000

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series C, 5.00%, 08/01/21	$895	$895,000
Series C, 5.00%, 08/01/21 (ETM)	15	15,000
Series D, 5.00%, 08/01/21	140	140,000
Series D, 5.00%, 08/01/21 (ETM)	70	70,000
Series D-1, 5.00%, 08/01/21	35	35,000
Series E, 4.00%, 08/01/21 (ETM)	25	25,000
Series E, 5.00%, 08/01/21	335	335,000
Series F, 5.00%, 08/01/21	200	200,000
Series G, 5.00%, 08/01/21	140	140,000
Series H, 5.00%, 08/01/21	345	345,000
Series I, 5.00%, 08/01/21	315	315,000
Series J, 5.00%, 08/01/21	715	715,000
County of Nassau NY GOL, Series C, 5.00%, 10/01/21	150	151,195
County of Westchester NY GO, Series B, 2.00%, 10/18/21	1,000	1,004,128
Long Island Power Authority RB
5.00%, 09/01/21	20	20,076
5.00%, 09/01/21 (ETM)	80	80,309
Series B, 5.00%, 09/01/21	205	205,789
Metropolitan Transportation Authority RB
2.00%, 11/01/21	5,000	5,023,210
Series A, 5.00%, 11/15/21	30	30,416
Series A-1, 4.00%, 11/15/21 (ETM)	50	50,561
Series A-1, 5.00%, 11/15/21	110	111,475
Series B, 5.00%, 11/15/21	290	293,889
Series B, 5.25%, 11/15/21 (NPFGC)	250	253,581
Series B, 5.25%, 11/15/21 (NPFGC FGIC)	100	101,432
Series B-2, 5.00%, 11/15/21	210	212,817
Series B-4, 5.00%, 11/15/21	195	197,706
Series C, 5.00%, 11/15/21	280	283,757
Series C-1, 5.00%, 11/15/21	120	121,609
Series D, 5.00%, 11/15/21	255	258,420
Series E, 5.00%, 11/15/21	180	182,415
Series F, 4.00%, 11/15/21	25	25,265
Series F, 5.00%, 11/15/21	335	339,493
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/21	50	50,703
Nassau County Sewer & Storm Water Finance Authority RB, Series A, 5.00%, 10/01/21	265	267,116
New York City Transitional Finance Authority Future Tax
Secured Revenue RB
5.00%, 11/01/21	125	126,514
VRDN,0.03%, 08/01/42 (Put 07/30/21)(b)(c)	6,000	6,000,000
Series A, 5.00%, 11/01/21	110	111,333
Series A-1, 5.00%, 11/01/21	475	480,754
Series B, 5.00%, 11/01/21	100	101,211
Series B-1, 5.00%, 11/01/21	100	101,211
Series C, 5.00%, 11/01/21	840	850,177
Series D, 5.00%, 11/01/21	200	202,423
Series E, 5.00%, 11/01/21	150	151,817
New York City Water & Sewer System RB
Series AA1, VRDN,0.03%, 06/15/50 (Put 07/30/21)(b)(c)	845	845,000
Series AA2, VRDN,0.03%, 06/15/50 (Put 07/30/21)(b)(c)	900	900,000
Series G, VRDN,0.02%, 06/15/41 (Put 07/30/21)(b)(c)	880	880,000
New York Convention Center Development Corp. RB, 5.00%, 11/15/21	200	202,536
New York Municipal Bond Bank Agency RB, Series A, 5.00%, 12/01/21 (SAW)	110	111,790
New York State Dormitory Authority RB
0.00%, 08/01/21 (SAP)(a)	80	80,000
5.00%, 08/15/21 (SAP)	150	150,246
Security	Par (000)	Value

New York (continued)
5.00%, 10/01/21 (SAW)	$125	$125,998
Series A, 5.00%, 09/15/21	110	110,635
Series A, 5.00%, 10/01/21 (AGM)	75	75,598
Series A, 5.00%, 10/01/21 (SAW)	535	539,282
Series B, 4.00%, 10/01/21 (SAW)	225	226,431
Series D, 5.00%, 08/15/21	70	70,115
Series D, 5.00%, 10/01/21 (BAM SAW)	225	226,801
Series E, 5.00%, 08/15/21	310	310,511
Series F, 5.00%, 10/01/21 (BAM SAW)	45	45,360
New York State Environmental Facilities Corp. RB, Series B, 5.00%, 11/15/21	375	380,244
New York State Urban Development Corp. RB, Series A-3, VRDN,0.02%, 03/15/33 (Put 07/30/21)(b)(c)	5,000	5,000,000
Port Authority of New York & New Jersey RB
5.00%, 10/15/21	160	161,570
5.00%, 11/15/21	200	202,779
Series 173, 4.00%, 12/01/21	30	30,384
Series 175, 5.00%, 12/01/21	55	55,884
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/21	165	166,636
Triborough Bridge & Tunnel Authority RB
5.50%, 11/15/21 (NPFGC)	430	436,572
Series A, 4.00%, 11/15/21	65	65,717
Series A, 5.00%, 11/15/21	80	81,126
Series A, VRDN,0.02%, 11/01/41 (Put 07/30/21)(b)(c)	1,000	1,000,000
Series B, 4.00%, 11/15/21	305	308,427
Series B, 5.00%, 11/15/21	660	669,286
Series C, 5.00%, 11/15/21	175	177,462
		41,311,294
North Carolina — 3.6%
City of Asheville NC Water System Revenue RB, 4.00%, 08/01/21	50	50,000
City of Charlotte NC COP, Series A, 5.00%, 12/01/21	495	503,024
City of Charlotte NC GO, 5.00%, 12/01/21	285	289,629
City of Charlotte NC Water & Sewer System Revenue RB 5.00%, 12/01/21	50	50,812
Series B, 0.03%, 07/01/36 (Put 07/30/21)(b)(c)	4,250	4,250,000
City of Raleigh NC Combined Enterprise System Revenue RB, Series B, 5.00%, 12/01/21	135	137,193
City of Raleigh NC GO, Series A, 4.00%, 09/01/21	50	50,154
City of Raleigh NC RB, Series A, 5.00%, 10/01/21	40	40,319
County of Durham NC GO
5.00%, 10/01/21	160	161,281
5.00%, 11/01/21	110	111,335
County of Forsyth NC GO, 4.00%, 12/01/21	10	10,130
County of Guilford NC GO, Series D, 5.00%, 08/01/21	250	250,000
County of Mecklenburg NC GO
Series A, 5.00%, 09/01/21	200	200,771
Series A, 5.00%, 12/01/21	570	579,258
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/21	320	322,556
County of New Hanover NC GO, 5.00%, 08/01/21	300	300,000
County of New Hanover NC RB, 5.00%, 12/01/21	250	254,052
County of Wake NC RB
Series A, 5.00%, 08/01/21	820	820,000
Series A, 5.00%, 12/01/21	75	76,218
North Carolina Educational Facilities Finance Agency RB, Series A, 0.00%, 06/01/27 (Put 09/01/21)(a)(b)(c)	2,000	2,000,000
North Carolina State University at Raleigh RB, Series A, 5.00%, 10/01/21	100	100,797

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
University of North Carolina at Chapel Hill RB, 0.00%,
08/01/21(a)	$55	$55,000
		10,612,529
Ohio — 3.4%
City of Columbus OH GO
Series 2012-3, 5.00%, 08/15/21	225	225,372
Series A, 4.00%, 08/15/21	115	115,152
Series A, 5.00%, 08/15/21	305	305,504
City of Columbus OH GOL
Series 2012-4, 4.00%, 08/15/21	20	20,026
Series B, 5.00%, 08/15/21	70	70,116
Columbus City School District GO, Series A, 5.00%, 12/01/21	105	106,698
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/21	545	553,596
Miami University/Oxford OH RB, 5.00%, 09/01/21	325	326,253
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/21	70	70,983
Ohio State Building Authority RB
5.00%, 10/01/21	330	332,641
Series A, 5.00%, 10/01/21	25	25,200
Ohio State University (The) RB, Series D, 5.00%, 12/01/21	75	76,213
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/21	640	650,374
Series B, 5.00%, 12/01/21	150	152,431
State of Ohio GO
5.00%, 09/01/21	150	150,578
Series A, 5.00%, 08/01/21	85	85,000
Series A, 5.00%, 09/01/21	50	50,193
Series A, 5.00%, 09/15/21	635	638,672
Series A, 5.00%, 02/01/29 (PR 08/01/21)	4,680	4,680,000
Series B, 5.00%, 08/01/21	525	525,000
Series B, 5.00%, 09/01/21	135	135,521
Series C, 5.00%, 09/15/21	165	165,954
Series T, 5.00%, 11/01/21	200	202,428
State of Ohio RB
5.00%, 10/01/21	60	60,478
Series A, 5.00%, 10/01/21	210	211,674
		9,936,057
Oklahoma — 0.1%
Oklahoma Capital Improvement Authority RB, 5.00%, 10/01/21	160	161,267
Oklahoma Development Finance Authority RB, Series A, 5.00%, 08/15/21	45	45,071
		206,338
Oregon — 1.0%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 08/01/21	245	245,000
Series A, 5.00%, 10/01/21	60	60,478
Series B, 5.00%, 10/01/21	100	100,797
City of Portland OR Water System Revenue RB, Series A, 4.00%, 10/01/21	425	427,703
Oregon State Facilities Authority RB, Series A, 5.00%, 11/15/21	65	65,883
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/21	295	299,151
Series C, 5.00%, 11/15/21	400	405,628
State of Oregon GO, Series M, 5.00%, 11/01/21	1,075	1,087,996
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 10/01/21	150	151,173
Security	Par (000)	Value

Oregon (continued)
Washington County Clean Water Services RB, Series A, 5.00%, 10/01/21	$55	$55,439
		2,899,248
Pennsylvania — 1.3%
Allegheny County Sanitary Authority RB, 5.00%, 12/01/21	225	228,594
City of Philadelphia PA GO, Series A, 5.00%, 08/01/21	125	125,000
Commonwealth of Pennsylvania GO
First Series, 5.00%, 08/15/21	125	125,205
First Series, 5.00%, 09/15/21	65	65,373
First Series, 5.00%, 11/15/21	475	481,614
First Series, 5.00%, 11/15/24 (PR 11/15/21)	100	101,405
Second Series, 5.00%, 09/15/21	200	201,147
Second Series, 5.00%, 10/15/21	60	60,590
Series D, 5.00%, 08/15/21	100	100,164
County of Chester PA GO
5.00%, 11/15/21	30	30,421
5.00%, 11/15/31 (PR 11/15/21) PR	975	988,699
County of Dauphin PA GO, 5.00%, 11/15/21	130	131,788
Delaware County Authority RB, 5.00%, 08/01/21	160	160,000
Pennsylvania Turnpike Commission RB
0.00%, 12/01/21(a)	20	19,984
Series A, 5.00%, 12/01/21	320	325,189
Series A-1, 5.00%, 12/01/21	100	101,607
Series B, 5.00%, 12/01/23 (PR 12/01/21)	450	457,315
		3,704,095
Rhode Island — 0.6%
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/21	770	772,962
Rhode Island Infrastructure Bank RB, Series B, 5.00%, 10/01/21	115	115,917
Rhode Island Infrastructure Bank Water Pollution Control
Revolving Fund RB
Series B, 4.00%, 10/01/21	145	145,922
Series C, 5.00%, 10/01/21	280	282,236
State of Rhode Island GO, Series D, 5.00%, 08/01/21	400	400,000
		1,717,037
South Carolina — 0.8%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/21	145	147,336
County of Charleston SC GO, Series A, 5.00%, 11/01/21	155	156,878
SCAGO Educational Facilities Corp. for Picknes School
District RB, 5.00%, 12/01/21	65	66,012
South Carolina Public Service Authority RB
Series B, 4.00%, 12/01/21	55	55,704
Series B, 5.00%, 12/01/21	165	167,654
Series B, 5.00%, 12/01/21 (ETM)	40	40,637
South Carolina Transportation Infrastructure Bank RB
Series A, 5.00%, 10/01/21	440	443,441
Series B, 5.00%, 10/01/21	1,300	1,310,168
		2,387,830
Tennessee — 0.9%
County of Sumner TN GO, 5.00%, 12/01/21	190	193,086
Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board RB, Series D, 4.00%, 10/01/21	340	342,113
State of Tennessee GO
Series A, 5.00%, 08/01/21	830	830,000
Series A, 5.00%, 09/01/21	50	50,193
Series B, 5.00%, 08/01/21	250	250,000

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Series B, 5.00%, 11/01/21	$75	$75,911
Tennessee State School Bond Authority RB, Series B, 5.00%, 11/01/21 (ST INTERCEPT)	770	779,328
		2,520,631
Texas — 10.2%
Austin Independent School District GO
5.00%, 08/01/21 (PSF)	195	195,000
Series A, 5.00%, 08/01/21 (PSF)	125	125,000
Series B, 5.00%, 08/01/21	50	50,000
Board of Regents of the University of Texas System RB, VRDN,0.00%, 08/01/34 (Put 07/30/21)(a)(b)(c)	5,000	5,000,000
Central Texas Turnpike System RB
First Series, 0.00%, 08/15/21 (AMBAC)(a)	375	374,989
Series A, 0.00%, 08/15/21 (AMBAC)(a)	100	99,993
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/21	120	121,681
City of Austin TX GOL
5.00%, 09/01/21	600	602,309
Series A, 4.00%, 09/01/21	50	50,154
City of Austin TX Water & Wastewater System Revenue RB 5.00%, 11/15/21	135	136,842
5.00%, 11/15/21 (ETM)	100	101,369
Series A, 5.00%, 11/15/21	5	5,070
Series A, 5.00%, 11/15/21 (ETM)	20	20,272
City of Dallas TX Waterworks & Sewer System Revenue RB 5.00%, 10/01/21	65	65,520
Series A, 5.00%, 10/01/21	110	110,880
City of El Paso TX GOL, 4.00%, 08/15/21	110	110,145
City of Houston TX Combined Utility System Revenue RB Series B, 5.00%, 11/15/21	265	268,706
Series D, 5.00%, 11/15/21	245	248,426
City of San Marcos TX GOL, 5.00%, 08/15/21	40	40,065
County of Harris TX, Series A, 5.00%, 10/01/21	100	100,800
County of Harris TX GOL
Series A, 5.00%, 08/15/21	55	55,091
Series A, 5.00%, 10/01/21	95	95,760
Series B, 5.00%, 10/01/21	100	100,800
County of Harris TX RB
5.00%, 08/15/21	145	145,240
Series A, 5.00%, 08/15/21	125	125,207
Dallas Area Rapid Transit RB
Series A, 5.00%, 12/01/21	365	370,867
Series B, 4.00%, 12/01/21	140	141,792
Series B, 5.00%, 12/01/21	55	55,884
Dallas Independent School District GO, 4.00%, 08/15/21 (PSF)	70	70,092
Dallas/Fort Worth International Airport RB
Series E, 5.00%, 11/01/21	150	151,795
Series F, 5.00%, 11/01/21	180	182,154
Series G, 5.00%, 11/01/21	85	86,017
Denton Independent School District GO, Series A, 5.00%, 08/15/21 (PSF)	100	100,166
DeSoto Independent School District GO, 0.00%, 08/15/21 (PSF)(a)	250	249,993
Fort Bend Independent School District GO, 5.00%, 08/15/21 (PSF)	315	315,518
Frisco Independent School District GO
5.00%, 08/15/21 (PSF)	140	140,231
Series A, 4.50%, 08/15/21 (PSF)	70	70,104
Security	Par (000)	Value

Texas (continued)
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/21 (PSF)	$55	$55,091
Series A, 5.00%, 08/15/21	45	45,074
Harris County Cultural Education Facilities Finance Corp. RB 5.00%, 10/01/21	30	30,238
Series A, 5.00%, 11/15/21	105	106,460
Harris County Flood Control District RB, Series A, 5.25%, 10/01/21	230	231,926
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/21	150	150,248
Keller Independent School District/TX GO, Series A, 5.00%, 08/15/21 (PSF)	285	285,471
Klein Independent School District GO, Series B, 5.00%, 08/01/21	100	100,000
Laredo Community College District GOL, 5.00%, 08/01/21	65	65,000
Leander Independent School District GO
0.00%, 08/15/21 (PSF)(a)	175	174,993
Series A, 0.00%, 08/15/21 (PSF)(a)	500	499,981
Series B, 0.00%, 08/15/21(a)	150	149,989
Series D, 0.00%, 08/15/21 (PSF)(a)	50	49,998
Lewisville Independent School District GO
Series A, 5.00%, 08/15/21 (PSF)	150	150,246
Series B, 4.00%, 08/15/21	285	285,373
Lone Star College System GOL, Series A, 5.00%, 08/15/21	145	145,237
Magnolia Independent School District/TX GO, 5.00%,
08/15/21	60	60,099
Manor Independent School District GO
5.00%, 08/01/21 (PSF)	5	5,000
5.00%, 08/01/21 (ETM) (PSF)	10	10,000
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/21	145	146,728
Series B, 5.00%, 11/01/21	230	232,740
North Texas Municipal Water District Water System Revenue
RB, 5.00%, 09/01/21	465	466,785
North Texas Tollway Authority RB
Series A, 5.00%, 09/01/21 (ETM)	20	20,076
Series A, 5.50%, 09/01/36 (PR 09/01/21)	820	823,416
Series D, 5.00%, 09/01/28 (PR 09/01/21)	800	803,022
Series D, 5.00%, 09/01/29 (PR 09/01/21)	155	155,585
Series D, 5.00%, 09/01/32 (PR 09/01/21)	270	271,020
Series D, 5.25%, 09/01/27 (PR 09/01/21)	1,500	1,505,957
Northside Independent School District GO
5.00%, 08/15/21 (PSF)	265	265,439
Series A, 4.00%, 08/15/21 (PSF)	40	40,053
Permanent University Fund - University of Texas System RB, Series A, VRDN,0.02%, 07/01/38 (Put 07/30/21)(b)(c)	1,860	1,860,000
Port Authority of Houston of Harris County Texas GO, Series A, 5.00%, 10/01/21	125	125,990
South Texas College GOL, 5.00%, 08/15/21	70	70,114
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/21	140	141,095
Spring Independent School District GO, 5.00%, 08/15/21 (PSF)	250	250,409
State of Texas GO
5.00%, 10/01/21	305	307,431
Series A, 5.00%, 08/01/21	35	35,000
Series A, 5.00%, 10/01/21	620	624,942
Series C, 5.00%, 08/01/21	20	20,000
Series G, 5.00%, 08/01/21	100	100,000
State of Texas RB, 4.00%, 08/26/21	3,500	3,509,257

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp. RB, 5.00%, 12/01/21	$90	$91,450
Tarrant Regional Water District RB, 6.00%, 09/01/21	540	542,498
Texas Transportation Commission State Highway Fund RB, First Series, 5.00%, 10/01/21	740	745,898
Texas Water Development Board RB, Series A, 5.00%, 10/15/21	275	277,720
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/21	195	195,000
University of Texas System (The) RB
Series A, 4.00%, 08/15/21	90	90,119
Series B, 4.00%, 08/15/21	80	80,106
Series B, 5.00%, 08/15/21	155	155,257
Series B, VRDN,0.00%, 08/01/32 (Put 07/30/21)(a)(b)(c)	2,345	2,345,000
Series C, 5.00%, 08/15/21	280	280,464
Series D, 5.00%, 08/15/21	150	150,248
Series I, 5.00%, 08/15/21	260	260,431
		29,873,606
Utah — 0.1%
University of Utah (The) RB, Series A, 5.00%, 08/01/21	175	175,000

Vermont — 0.2%
Vermont Municipal Bond Bank RB, Series 3, 5.00%, 12/01/21	565	574,082

Virginia — 4.2%
City of Norfolk VA GO, 5.00%, 08/01/21 (SAW)	80	80,000
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/21	150	151,768
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/21 (SAW)	75	75,432
County of Arlington VA GO
Series A, 4.00%, 08/01/29 (PR 08/01/21)	2,000	2,000,000
Series A, 5.00%, 08/01/21	155	155,000
Series A, 5.00%, 08/15/21	210	210,348
County of Fairfax VA GO
Series A, 5.00%, 10/01/21 (SAW)	920	927,362
Series A, 5.00%, 10/01/25 (PR 10/01/21) (SAW)	1,250	1,259,987
Series A, 5.00%, 10/01/29 (PR 10/01/21) (SAW)	1,100	1,108,788
Series C, 5.00%, 10/01/21 (SAW)	350	352,801
County of Loudoun VA GO
Series A, 5.00%, 12/01/21	40	40,651
Series A, 5.00%, 12/01/21 (SAW)	645	655,498
Fairfax County Economic Development Authority RB,
Series A, 5.00%, 10/01/21	80	80,639
Virginia College Building Authority RB
5.00%, 09/01/21 (ST INTERCEPT)	55	55,212
5.00%, 09/01/21 (ETM) (ST INTERCEPT)	230	230,865
VRDN,0.02%, 11/01/36 (Put 07/30/21)(b)(c)	1,000	1,000,000
Series A, 5.00%, 09/01/21 (ST INTERCEPT)	10	10,039
Series A, 5.00%, 09/01/21 (ETM) (ST INTERCEPT)	145	145,554
Virginia Commonwealth Transportation Board RB
5.00%, 09/15/21	340	341,966
Series B, 5.00%, 09/15/21	75	75,434
Virginia Public Building Authority RB, Series B, 5.00%,
08/01/21	395	395,000
Virginia Public School Authority RB
5.00%, 08/01/21 (SAW)	450	450,000
Series A, 5.00%, 08/01/21 (SAW)	35	35,000
Series B, 4.00%, 08/01/26 (PR 08/01/21) (NPFGC)	525	525,000
Series B, 5.00%, 08/01/21 (NPFGC)	185	185,000
Series C, 5.00%, 08/01/21 (SAW)	100	100,000
Security	Par (000)	Value

Virginia (continued)
Virginia Resources Authority Clean Water Revolving Fund RB 5.00%, 10/01/21	$385	$388,068
Series B, 5.00%, 10/01/21	190	191,514
Virginia Resources Authority RB
5.00%, 11/01/21	405	409,896
Series B, 5.00%, 11/01/21	440	445,320
Series B, 5.00%, 11/01/21 (SAW)	30	30,363
Series C, 5.00%, 11/01/21	100	101,209
		12,213,714
Washington — 2.8%
Auburn School District No. 408 of King & Pierce Counties GO, Series B, 4.00%, 12/01/21 (GTD)	75	75,972
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/21	300	303,634
City of Bellevue WA GOL, 5.00%, 12/01/21	525	533,527
City of Seattle WA GO, 5.00%, 12/01/21	460	467,472
City of Seattle WA GOL
5.00%, 09/01/21	110	110,424
Series A, 5.00%, 11/01/21	425	430,149
City of Seattle WA Municipal Drainage & Wastewater Revenue RB, 5.00%, 09/01/21	70	70,269
City of Seattle WA Municipal Light & Power Revenue RB 5.00%, 09/01/21	295	296,135
Series C, 5.00%, 09/01/21	75	75,289
City of Seattle WA Water System Revenue RB, 5.00%,
09/01/21	700	702,693
City of Vancouver WA GOL, Series B, 5.00%, 12/01/21	245	248,980
County of Clark WA GOL, 5.00%, 12/01/21	50	50,812
County of King WA GO, 5.00%, 12/01/21	125	127,026
County of King WA GOL
5.00%, 12/01/21	60	60,973
Series B, 5.00%, 12/01/21	115	116,864
County of Pierce WA GOL, Series A, 5.00%, 08/01/21	115	115,000
County of Snohomish WA GOL, 5.00%, 12/01/21	210	213,411
Franklin County School District No. 1 Pasco GO, 4.00%, 12/01/21 (GTD)	180	182,316
King & Snohomish Counties School District No 417
Northshore, 5.00%, 12/01/21 (GTD)	250	254,027
King County Public Hospital District No. 2 GO, 5.00%, 12/01/21	50	50,812
King County School District No. 405 Bellevue GO, Series A, 5.00%, 12/01/21 (GTD)	175	177,837
Lewis County Public Utility District No. 1 RB, 5.00%, 10/01/21	45	45,359
Pierce County School District No. 416 White River GO, 5.00%, 12/01/21 (GTD)	50	50,810
Pierce County School District No. 83 University Place GO, 4.00%, 12/01/21 (GTD)	100	101,297
Port of Seattle WA RB
Series A, 4.00%, 08/01/21	140	140,000
Series A, 5.00%, 08/01/21	150	150,000
Public Utility District No. 1 of Cowlitz County WA RB, Series A, 5.00%, 09/01/21	25	25,095
Snohomish County Public Utility District No. 1 RB, 4.00%, 12/01/21	195	197,535
Snohomish County School District No. 15 Edmonds GO, 5.00%, 12/01/21 (GTD)	180	182,924
Snohomish County School District No. 2 Everett GO
4.00%, 12/01/21 (GTD)	100	101,300
5.00%, 12/01/21 (GTD)	210	213,418

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
State of Washington GO
Series A, 5.00%, 08/01/21	$100	$100,000
Series A, 5.00%, 08/01/29 (PR 08/01/21)	1,200	1,200,000
Series B, 5.00%, 08/01/21	270	270,000
SeriesB, 5.00%, 08/01/21	115	115,000
State of Washington RB
Series C, 5.00%, 09/01/21	385	386,484
Series F, 5.00%, 09/01/21	215	215,827
		8,158,671
West Virginia — 0.3%
State of West Virginia GO
5.00%, 11/01/21	200	202,418
Series A, 5.00%, 11/01/21	385	389,654
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/21	250	250,948
West Virginia University RB, Series B, 5.00%, 10/01/21	25	25,200
		868,220
Wisconsin — 0.6%
Milwaukee County Metropolitan Sewer District GO, Series A, 5.25%, 10/01/21	150	151,246
State of Wisconsin GO
Series 1, 5.00%, 11/01/21	445	450,391
Series 2, 4.00%, 11/01/21	335	338,231
Series 3, 5.00%, 11/01/21	705	713,541
Wisconsin Health & Educational Facilities Authority RB, 4.00%, 11/15/21	50	50,556
		1,703,965
Total Municipal Debt Obligations — 102.3% (Cost: $298,643,202)		298,774,139
Security	Shares (000)	Value

Short-Term Investments Money Market Funds — 0.7%
BlackRock Liquidity Funds: MuniCash, 0.01%(d)(e)	2,234	$2,234,655

Total Short-Term Investments — 0.7%
(Cost: $2,234,629)		2,234,655

Total Investments in Securities — 103.0%
(Cost: $300,877,831)		301,008,794

Other Assets, Less Liabilities — (3.0)%		(8,885,699)

Net Assets—100.0%		$292,123,095

(a)	Zero-coupon bond.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$275,859	$1,958,738	(a)	$—	$30	$28	$2,234,655	2,234	$179	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
July 31, 2021

Fair Value Measurements (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$298,774,139	$—	$298,774,139
Money Market Funds	2,234,655	—	—	2,234,655
	$2,234,655	$298,774,139	$—	$301,008,794

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.	PR	Prerefunded
AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund
AMBAC	Ambac Assurance Corp.	RB	Revenue Bond
BAM	Build America Mutual Assurance Co.	SAP	Subject to Appropriations
COP	Certificates of Participation	SAW	State Aid Withholding
ETM	Escrowed to Maturity	ST	Special Tax
FGIC	Financial Guaranty Insurance Co.	TA	Tax Allocation
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
NPFGC	National Public Finance Guarantee Corp.